Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss for the Period	€ (45,630,059)	€ (33,983,614)	€ (53,254,817)
Adjustments for:
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	669,434	712,713	663,166
Net finance income	(2,004,757)	40,810	(3,513,355)
Share-based payment expense	4,332,205	1,116,791	6,832,210
Net foreign exchange differences	111,606	(247,322)	(368,477)
Other non-cash adjustments	0	3,436	60,628
Changes in:
Other assets	(7,094,467)	(1,554,611)	(2,364,399)
Employee benefits	(3,290)	355,545	235,500
Other liabilities	19,863	8,960	(209,948)
Liabilities from government grants received	8,300,000	0	0
Trade and other payables	316,112	(4,155,529)	5,734,795
Interest received	1,070,235	1,201,547	3,001,109
Interest paid	(23,633)	(26,387)	(20,903)
Net cash used in operating activities	(39,936,750)	(36,527,661)	(43,204,492)
Investing activities
Purchase of intangible assets and property and equipment	(37,778)	(94,189)	(594,889)
Purchase of current and non-current financial assets	(97,516,417)	(101,600,176)	(82,622,952)
Proceeds from the maturity of current financial assets	71,603,310	123,056,347	103,559,395
Net cash from/ (used in) investing activities	(25,950,885)	21,361,982	20,341,554
Financing activities
Proceeds from issuance of common shares	65,142,549	9,770,944	0
Transaction costs from issuance of common shares	(4,219,222)	(729,840)	0
Proceeds from exercise of share options	1,014,583	496,946	1,676
Repayment of lease liabilities	(360,644)	(366,156)	(296,020)
Net cash from/ (used in) financing activities	61,577,266	9,171,893	(294,344)
Net increase/(decrease) in cash and cash equivalents	(4,310,369)	(5,993,786)	(23,157,282)
Effect of exchange rate changes on cash and cash equivalents	4,591,683	(1,168,813)	902,321
Cash and cash equivalents at beginning of period	25,968,681	33,131,280	55,386,240
Cash and cash equivalents at end of period	€ 26,249,995	€ 25,968,681	€ 33,131,280